Advance from Customers (Tables)	12 Months Ended
Jun. 30, 2023
Advance from Customers [Abstract]
Schedule of Advance from Customer	Advance from customers as of June 30, 2023 and 2022 consisted of the following:
	2023	2022
Senior care services	$1,805,609	$1,769,289
Housekeeping services	317,931	481,783
Total	$2,123,540	$2,251,072